Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Shares to be issued	Paid in Capital	Statutory Reserves	Other Comprehensive (Loss) / Income	Accumulated Deficit	Non controlling Interest	Total
Balance at Dec. 31, 2018	$ 1,030		$ 114,493,283	$ 14,525,712	$ (4,620,930)	$ (37,675,202)	$ (3,544,624)	$ 86,723,893
Balance (in Shares) at Dec. 31, 2018	1,029,528
Net income (loss)						(8,772,757)		(8,772,757)
Purchase of noncontrolling interest			(3,948,242)				3,544,624	(3,948,242)
Issuance of common stock for stock compensation	$ 41		148,584					148,625
Issuance of common stock for stock compensation (in Shares)	41,250
Conversion of convertible notes including accrued interest into common shares	$ 185		2,014,791					2,014,976
Conversion of convertible notes including accrued interest into common shares (in Shares)	185,195
Conversion of long-term notes into common shares	$ 176		665,084					665,260
Conversion of long-term notes into common shares (in Shares)	175,400
Warrants exchanged into shares	$ 205		(205)
Warrants exchanged into shares (in Shares)	205,421
Issuance of common stock for equity financing	$ 396		3,309,079					3,309,475
Issuance of common stock for equity financing (in Shares)	395,927
Foreign currency translation gain (loss)					(1,511,684)			(1,511,684)
Balance at Dec. 31, 2019	$ 2,033		116,682,374	14,525,712	(6,132,614)	(46,447,959)		78,629,546
Balance (in Shares) at Dec. 31, 2019	2,032,721
Net income (loss)						(598,551)		(598,551)
Issuance of common stock for stock compensation	$ 3		10,996					10,999
Issuance of common stock for stock compensation (in Shares)	3,333
Conversion of long-term notes into common shares	$ 143		533,024					533,167
Conversion of long-term notes into common shares (in Shares)	143,333
Foreign currency translation gain (loss)					(1,341,276)			(1,341,276)
Balance at Mar. 31, 2020	$ 2,179		117,226,394	14,525,712	(7,473,890)	(47,046,510)		77,233,885
Balance (in Shares) at Mar. 31, 2020	2,179,387
Balance at Dec. 31, 2019	$ 2,033		116,682,374	14,525,712	(6,132,614)	(46,447,959)		78,629,546
Balance (in Shares) at Dec. 31, 2019	2,032,721
Net income (loss)						4,050,824		4,050,824
Issuance of common stock for stock compensation	$ 3		10,996					10,999
Issuance of common stock for stock compensation (in Shares)	3,333
Conversion of long-term notes into common shares	$ 867		2,558,716					2,559,583
Conversion of long-term notes into common shares (in Shares)	866,646
Round-up of fractional shares due to reverse split	$ 9		(9)
Round-up of fractional shares due to reverse split (in Shares)	9,100
Shares to be issued for equity financing	$ 265		496,922					497,187
Shares to be issued for equity financing (in Shares)	265,250
Transfer to Statutory Reserves				629,330		(629,330)
Foreign currency translation gain (loss)					6,406,054			6,406,054
Balance at Dec. 31, 2020	$ 3,177		119,748,999	15,155,042	273,440	(43,026,465)		92,154,193
Balance (in Shares) at Dec. 31, 2020	3,177,050
Balance at Mar. 31, 2020	$ 2,179		117,226,394	14,525,712	(7,473,890)	(47,046,510)		77,233,885
Balance (in Shares) at Mar. 31, 2020	2,179,387
Net income (loss)						993,940		993,940
Conversion of long-term notes into common shares	$ 305		769,444					769,749
Conversion of long-term notes into common shares (in Shares)	304,710
Round-up of fractional shares due to reverse split	$ 9		(9)
Round-up of fractional shares due to reverse split (in Shares)	9,100
Transfer to Statutory Reserves				140,494		(140,494)
Foreign currency translation gain (loss)					58,688			58,688
Balance at Jun. 30, 2020	$ 2,493		117,995,829	14,666,206	(7,415,202)	(46,193,064)		79,056,262
Balance (in Shares) at Jun. 30, 2020	2,493,197
Balance at Dec. 31, 2020	$ 3,177		119,748,999	15,155,042	273,440	(43,026,465)		92,154,193
Balance (in Shares) at Dec. 31, 2020	3,177,050
Net income (loss)						(277,224)		(277,224)
Shares to be issued for equity financing		38,253,041						38,253,041
Transfer to Statutory Reserves				1,538		(1,538)
Foreign currency translation gain (loss)					(1,140,163)			(1,140,163)
Balance at Mar. 31, 2021	$ 3,177	38,253,041	119,748,999	15,156,580	(866,723)	(43,305,227)		128,989,847
Balance (in Shares) at Mar. 31, 2021	3,177,050
Net income (loss)						2,220,571		2,220,571
Conversion of long-term notes into common shares	$ 54		502,665					502,719
Conversion of long-term notes into common shares (in Shares)	54,348
Issuance of common stock for equity financing	$ 3,320	(38,253,041)	38,249,721
Issuance of common stock for equity financing (in Shares)	3,320,000
Return of shares issued to CEO for equity financing	$ (60)		(691,260)					(691,320)
Return of shares issued to CEO for equity financing (in Shares)	(60,000)
Transfer to Statutory Reserves				14,774		(14,774)
Foreign currency translation gain (loss)					2,407,848			2,407,848
Balance at Jun. 30, 2021	$ 6,491		$ 157,810,125	$ 15,171,354	$ 1,541,125	$ (41,099,430)		$ 133,429,665
Balance (in Shares) at Jun. 30, 2021	6,491,398